Consolidated Statements of Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Tax benefit related to change in unrecognized pension and postretirement liability benefit costs	$ 0	$ 8,449	$ 2,953